NET LOSS PER SHARE - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss		$ (784,238)	$ (690,438)	$ (370,866)
Premium paid on repurchase of redeemable convertible preferred stock	$ (13,400)	0	0	(13,407)
Net loss attributable to common stockholders		(784,238)	(690,438)	(384,273)
Less: revaluation of warrant liability		0	(3,051)	(13,448)
Net loss attributable to common stockholders		$ (784,238)	$ (693,489)	$ (397,721)
Denominator:
Weighted average shares outstanding, basic (in shares)		441,800,499	398,655,081	335,325,271
Dilutive effect of common stock issuable from assumed exercise of options (in shares)		0	129,311	505,762
Weighted average shares outstanding, diluted (in shares)		441,800,499	398,784,392	335,831,033
Basic net loss per share:
Basic (in dollars per share)		$ (1.67)	$ (1.73)	$ (1.11)
Diluted (in dollars per share)		$ (0.11)	$ 0	$ 0